Fair Value Measurements Narrative (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk premium adjustment assumption to project change in fair value of loan	1.00%
Carrying value of property, plant and equipment impaired during the period	$ 48	$ 124	$ 16
Impairment of property, plant, and equipment	19	32	7
Carrying value of intangibles impaired during the period	77	319	33
Impairment of intangible assets (Excluding goodwill)	15	39	4
Carrying Value of Asset Retirement Obligations Written Dow During the Period		4	1
Increase (Decrease) in Asset Retirement Obligations		0	1
Investment Segment [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of loan from 1 percent change in risk premium	3.00%
Investment Segment [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized losses included in earnings related to Level 3 investments	2
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of property, plant, and equipment impaired during the period	29	92	9
Fair value of intangibles impaired during the period	62	280	29
Fair Value of Asset Retirement Obligations Written Down During the Period		(4)	0
ARO Fair Value after Impairment [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Increase (Decrease) in Asset Retirement Obligations		2
ARO Fair Value after Impairment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value of Asset Retirement Obligations Written Down During the Period		2
ARO fair value incurred [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Increase (Decrease) in Asset Retirement Obligations		(2)
ARO fair value incurred [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value of Asset Retirement Obligations Written Down During the Period		$ 2